Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Feb. 28, 2015 Vendor
Fair Value Disclosures [Abstract]
Number of primary vendors	2
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair values	0.50%